Net Carrying Value for each Class of Leasing Assets (Detail) - Net Carrying Value for each Class of Leasing Assets [Member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Net Carrying Value for each Class of Leasing Assets [Line Items]
Land and buildings	€ 28	€ 14
Furniture and equipment	0	4
Net Carrying Value for each Class of Leasing Assets, Other	0	0
Net carrying value	€ 28	€ 18